Digital Assets	12 Months Ended
Dec. 31, 2023
Digital Assets [Abstract]
DIGITAL ASSETS

4. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	December 31, 2023	December 31, 2022
BTC	$19,818,980	$15,796,147
ETH	$20,637,103	$11,791,181
	$40,456,083	$27,587,328

For the year ended December 31, 2023, the Company recognized impairment loss of $6,632,437 on digital assets, consisting of $4,519,692 on BTC and $2,112,745 on ETH, respectively. For the year ended December 31, 2022, the Company recognized impairment loss of $24,654,267 on digital assets, consisting of $21,143,096 on BTC and $3,511,171 on ETH, respectively. For the year ended December 31, 2021, the Company recognized impairment of $27,993,571, consisting of $27,869,847 on bitcoins and $123,724 on ETH.

For the year ended December 31, 2023 and 2022, the Company has native staked 12,352 ETH and 160 ETH, respectively, on the Ethereum blockchain. The Company was not able to withdraw the stake until the Shanghai upgrade occurred on April 12, 2023. For the year ended December 31, 2023 and 2022, the Company staked 400 ETH and 2,004 ETH, respectively, in a liquid staking protocol with an unaffiliated third party and received receipt tokens which could be redeemed for ETH from the liquid staking provider or exchanged for cash via OTC. For the years ended December 31, 2023 and 2022, the Company earned 369.0 and 19.9 ETH, respectively, from such staking activities and recognized the ETH staking rewards as revenues.

Additional information about digital assets

The following table presents additional information about BTC for the years ended December 31, 2023, 2022, and 2021, respectively:

	For the Years Ended December 31,
	2023	2022	2021
Opening balance	$15,796,147	$28,846,587	$5,868,950
Receipt of BTC from mining services	44,240,418	31,414,102	96,078,586
Receipt of BTC from other income	140,724	-	-
Sales of BTC in exchange of cash	(4,679,714)	(9,837,211)	(16,973,380)
Sales of BTC in exchange of ETH	(11,756,006)	(12,160,450)	-
Sales of BTC in exchange of USDC	(17,251,504)	-	-
Payment of BTC for service charges from mining facilities	(1,758,441)	(1,199,380)	(14,443,484)
Payment of BTC as deposits for miners	-	-	(3,527,671)
Payment of BTC as deposits in hosting facilities	-	-	(9,292,646)
Payment of BTC for other expenses	(392,952)	(124,405)	(1,053,221)
Collection of BTC from a third party	-	-	59,300
Impairment of BTC	(4,519,692)	(21,143,096)	(27,869,847)
Ending balance	$19,818,980	$15,796,147	$28,846,587

The following table presents additional information about ETH for the years ended December 31, 2023, 2022, and 2021, respectively.

	For the Years Ended December 31,
	2023	2022	2021
Opening balance	$11,791,181	$193,174	$-
Receipt of ETH from exchange of BTC	17,164,100	14,368,964	-
Receipt of ETH from mining services	-	856,604	-
Receipt of ETH from native staking business	531,702	5,722	-
Receipt of ETH from liquid staking business*	144,011	20,182	-
Other income in the form of ETH	540	31,179	27,326
Purchases of ETH	-	-	289,668
Payment of ETH for service charges from mining facilities	-	(173,473)	-
Sales of ETH in exchange of cash	(3,243,415)	-	-
Payment of ETH for other expenses	(22,757)	-	(96)
Payment of ETH to investment fund	(3,615,507)	-	-
Impairment of ETH	(2,112,752)	(3,511,171)	(123,724)
Ending balance	$20,637,103	$11,791,181	$193,174

*	It includes 71.7 rETH-H earned from the liquid staking activity in 2023.